Consolidated and Combined Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Revenue	$ 809	$ 795	$ 3,228	$ 3,110	$ 2,591
Cost of revenue	336	345	1,374	1,341	1,065
Selling, general and administrative expenses	281	274	1,125	1,076	1,022
Separation costs	6	0	7	0	0
Operating income	186	176	722	693	504
Interest income			1	1	1
Interest expense	(24)	(22)	(93)	(90)	(107)
Other income	6	0
Income before income taxes	168	154	630	604	398
Income tax expense	(63)	(61)	(236)	(228)	(159)
Net income	$ 105	$ 93	$ 394	$ 376	$ 239
Net income per share:
Basic	$ 0.45	$ 0.40	$ 1.70	$ 1.62	$ 1.03
Diluted	$ 0.44	$ 0.39	$ 1.67	$ 1.59	$ 1.01
Weighted-average number of shares:
Basic	233	232	232	232	232
Diluted	236	236	236	236	236